NATURE OF OPERATIONS AND GOING CONCERN (Tables)	6 Months Ended
Feb. 29, 2020
Nature Of Operations And Going Concern [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Percentage ownership and voting power held
Name of subsidiary	Principal activity		February 29, 2020	August 31, 2019

Platinum Group Metals (RSA) (Pty) Ltd.[1]	Exploration	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.1, [2]	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.[3]	Research	Canada	57.69%	57.69%

[1]The Company controls and consolidates Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA"), Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.
[2]Effective ownership of Waterberg JV Resources (Pty) Ltd. Is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd ownership portion.
[3]Lion Battery Technologies Inc. ("Lion") is accounted for using the equity method as the Company jointly controls the investee despite having the majority of the shares.